Borrowings	12 Months Ended
Dec. 31, 2021
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Borrowings
24. Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2021 and 2020.

(in €‘000)	Interest rate	Maturity	December 31, 2021	December 31, 2020
Senior debt	Euribor* + 5%**	May 27, 2026	112,935	67,579
Shareholder loans	9%	November 30, 2035, May 31, 2035***	100,193	92,031
Total			213,128	159,610

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount at December 31, 2021 was €8,129 thousand (2020: €7,853 thousand).
Senior debt
In May 2019, the Group entered into a senior debt bank facility agreement to finance its operations. The principal terms and conditions of the senior debt bank facility are as follows:

•	a facility of €120 million;

•	drawdown stop when conditions precedent (covenant ratios) are not met;

•	repayment in full at maturity date;

•	commitment fee per year equal to 35% of the applicable margin. For the years ended December 31, 2021 and 2020, the commitment fee was 1.75% per year (equal to 35% of the margin of 5%).
During the year ended December 31, 2021, the Group completed three (2020: two, 2019: two) drawdowns on the facility for a total amount of €44,315 thousand (2020: 37,345 thousand, 2019: 38,339 thousand). On March 31, 2021, September 30, 2021, and December 2, 2021, the Group completed drawdowns on the facility of €24,203 thousand, €5,660 thousand and €14,452 thousand, respectively. As a result of these drawdowns, the Group has utilized the maximum amount of credit as allowed under the facility as of December 2, 2021.
Assets pledged as security
The senior debt bank facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents), pledges on trade and other receivables presented in Note 19 and pledges on the shares in the capital of Allego B.V. and Allego Innovations B.V. held by the Company. These pledges may be enforced on the occurrence of an event of default which is continuing. The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	December 31, 2021	December 31, 2020
Current assets
Floating charge
Cash and cash equivalents	6,206	6,363
Trade receivables	38,767	22,287
Other receivables	5,752	827
Total current assets pledged as security	50,725	29,477
Transaction costs
During the year ended December 31, 2021, the Group incurred €517 thousand (2020: €1,291 thousand, 2019: €7,356 thousand) of transaction costs that are directly attributable to the senior debt bank facility. These costs are included in the measurement of the loan and are amortized over the term of the loan using the effective interest method. Interest expenses on the Group’s senior debt bank facility are recognized as part of finance costs in the consolidated statement of profit or loss. Refer to Note 11 for details.
Prior to the drawdown on December 2, 2021 — the date on which the Group has utilized the maximum amount of credit as allowed under the facility — the Group expected that it would draw on the funds available under the senior debt facility. Therefore, commitment fees paid on the unused portion of the senior debt bank facility were deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the loan. The Group did not incur additional commitment fees after December 2, 2021, as the Group has utilized the maximum amount of credit as allowed under the facility.
Loan covenants
The senior debt bank facility contains loan covenants. Refer to Note 31 for details.
Shareholder loans
In 2018 and 2019, the Group entered into six shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations. All shareholder loans have similar terms and conditions. The principal terms and conditions are as follows:

•	repayment in full at maturity date;

•	interest can be paid or accrued at the discretion of the Group. Any accrued interest is due at the maturity date of the loan.
Interest expenses on the Group’s shareholder loans have been accrued to the carrying value of the shareholder loans and are recognized as part of finance costs in the consolidated statement of profit or loss. Refer to Note 11 for details.
Maturity profile of borrowings
The maturity profile of the borrowings is included in Note 30.
Changes in liabilities arising from financing activities
The movements in liabilities from financing activities in 2021 and 2020 have been as follows:

(in €‘000)	Senior debt	Shareholder loans	Lease liabilities	Total
As at January 1, 2020	29,965	84,502	14,579	129,046
Proceeds from borrowings	38,339	—	—	38,339
Payment of principal portion of lease liabilities	—	—	(1,658)	(1,658)
New leases	—	—	1,571	1,571
Termination of leases	—	—	(589)	(589)
Other changes	(725)	7,529	—	6,804
As at December 31, 2020	67,579	92,031	13,903	173,513

As at January 1, 2021	67,579	92,031	13,903	173,513
Proceeds from borrowings	44,315	—	—	44,315
Payment of principal portion of lease liabilities	—	—	(3,215)	(3,215)
New leases	—	—	20,800	20,800
Termination of leases	—	—	(670)	(670)
Other changes	1,041	8,162	799	10,002
As at December 31, 2021	112,935	100,193	31,617	244,745
Other changes for the year ended December 31, 2021 of €10,002 thousand (2020: €6,804 thousand) include the effect of accrued but not yet paid interest on the Group’s borrowings of €14,674 thousand (2020: €11,015 thousand), offset by interest payments on the Group’s borrowings of €5,469 thousand (2020: €4,211 thousand) and exchange differences on translation of foreign denominated lease liabilities of €798 thousand (2020: € nil). The Group presents interest paid as cash flows from operating activities.